American Century Investments®
Quarterly Portfolio Holdings
One Choice® 2065 Portfolio
April 30, 2024

One Choice 2065 Portfolio - Schedule of Investments
APRIL 30, 2024 (UNAUDITED)

	Shares	Value ($)
UNDERLYING FUNDS(1) — 100.0%
Domestic Equity Funds — 58.4%
Focused Dynamic Growth Fund G Class(2)	72,318	4,125,721
Focused Large Cap Value Fund G Class	1,012,171	10,394,993
Growth Fund G Class	114,724	6,227,222
Heritage Fund G Class	178,096	4,885,182
Mid Cap Value Fund G Class	363,295	5,707,362
Small Cap Growth Fund G Class(2)	104,777	2,182,500
Small Cap Value Fund G Class	208,563	2,169,053
Sustainable Equity Fund G Class	226,048	11,331,766
		47,023,799
International Equity Funds — 26.5%
Emerging Markets Fund G Class	463,319	4,971,412
Global Real Estate Fund G Class	175,016	2,051,184
International Growth Fund G Class	475,074	5,805,403
International Small-Mid Cap Fund G Class	224,944	2,193,202
International Value Fund G Class	350,779	3,020,211
Non-U.S. Intrinsic Value Fund G Class	345,788	3,243,490
		21,284,902
Domestic Fixed Income Funds — 11.0%
Diversified Bond Fund G Class	682,666	6,075,728
High Income Fund G Class	180,847	1,526,349
Inflation-Adjusted Bond Fund G Class	118,424	1,207,923
		8,810,000
International Fixed Income Funds — 4.1%
Emerging Markets Debt Fund G Class	104,601	908,980
Global Bond Fund G Class	283,813	2,423,762
		3,332,742
TOTAL INVESTMENT SECURITIES — 100.0% (Cost $75,594,975)		80,451,443
OTHER ASSETS AND LIABILITIES — 0.0%		1
TOTAL NET ASSETS — 100.0%		$80,451,444

NOTES TO SCHEDULE OF INVESTMENTS
(1)Investments are funds within the American Century Investments family of funds and are considered affiliated funds.
(2)Non-income producing.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Underlying Funds

The fund invests in a combination of underlying American Century Investments funds. The fund’s asset allocation is intended to diversify investments among stocks, bonds, and short-term investments. The portfolio holdings of each underlying fund are available at americancentury.com or upon request at 1-800-345-2021.

2. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The value of investments of the fund is determined by American Century Investment Management, Inc. (ACIM) (the investment advisor), as the valuation designee, pursuant to its valuation policies and procedures. The Board of Directors oversees the valuation designee and reviews its valuation policies and procedures at least annually. Investments in the underlying funds are valued at their reported NAV.

3. Fair Value Measurements

The fund's investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

As of period end, the fund's investment securities were classified as Level 1. The Schedule of Investments provides additional information on the fund's portfolio holdings.

4. Affiliated Fund Transactions

A summary of transactions for each underlying fund for the period ended April 30, 2024 follows (amounts in thousands):

Fund/Underlying Fund(1)	Beginning Value	Purchase Cost	Sales Cost	Change in Net Unrealized Appreciation (Depreciation)	Ending Value	Ending Shares	Net Realized Gain (Loss)	Distributions Received(2)
Focused Dynamic Growth Fund(3)	$2,701	$1,234	$348	$540	$4,127	72	$(40)	—
Focused Large Cap Value Fund	6,680	3,893	513	335	10,395	1,012	(96)	$302
Growth Fund	4,068	2,104	467	522	6,227	115	(17)	216
Heritage Fund	3,444	1,585	639	495	4,885	178	(90)	26
Mid Cap Value Fund	3,932	2,351	614	38	5,707	363	(103)	238
Small Cap Growth Fund(3)	863	1,308	79	91	2,183	105	(23)	—
Small Cap Value Fund	873	1,287	67	76	2,169	209	(9)	24
Sustainable Equity Fund	7,884	3,810	1,100	738	11,332	226	4	222
Emerging Markets Fund	3,281	1,802	249	137	4,971	463	(90)	95
Global Real Estate Fund	1,304	869	133	11	2,051	175	(41)	57
International Growth Fund	3,778	2,279	298	46	5,805	475	(72)	93
International Small-Mid Cap Fund	1,402	842	147	96	2,193	225	(58)	37
International Value Fund	1,929	1,136	142	97	3,020	351	(18)	128
Non-U.S. Intrinsic Value Fund	2,122	1,505	148	(236)	3,243	346	(6)	313
Diversified Bond Fund	3,875	2,635	323	(111)	6,076	683	(61)	170
High Income Fund	977	586	58	21	1,526	181	(9)	64
Inflation-Adjusted Bond Fund	770	511	50	(23)	1,208	118	(10)	32
Emerging Markets Debt Fund	582	375	29	(19)	909	105	(5)	34
Global Bond Fund	1,547	984	111	4	2,424	284	(22)	47
	$52,012	$31,096	$5,515	$2,858	$80,451	5,686	$(766)	$2,098
(1)Underlying fund investments represent G Class.
(2)Distributions received includes distributions from net investment income and from capital gains, if any.
(3)Non-income producing.
This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.